Deferred Revenue - Components of Deferred Revenue (Detail) (USD $) In Thousands, unless otherwise specified	Feb. 24, 2013	Feb. 26, 2012
Deferred Costs and Future Payment Commitment for Retail Supply Agreements [Line Items]
Product revenue - short-term	$ 2,090	$ 2,090
Service revenue - short-term	35,649	34,624
Service revenue - long-term	5,773	5,548
Total	$ 43,513	$ 42,261